STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Issued for Settlement) (Details) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2013	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Director Settlement [Member]	Dec. 31, 2011 Director Settlement Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued as settlement				$ 300,000	$ 300,000	$ 65,000
Issuance of common stock for settlement, shares					441,177	130,000
Proceeds from exercise of warrants		42,500	910,000	65,000
Exercised	45,000	85,000	1,820,000
Exercised options, exercise price	$ 1.57	$ 1.5	$ 0.50		$ 1.50
Loss on warrant repricing		$ 11,919	$ 70,491	$ 17,753		$ 5,834
Market value of warrants	$ 1.25	$ 0.50			$ 0.50